Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (11,519,933)	$ (11,531,781)	$ (6,389,076)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	479,081	363,648	185,484
Loss (Income) from long-term investment	478,403	29,203	(143,849)
Allowance for credit losses	507,798	579,938	451,127
Reversal of credit losses	(338,660)
Amortization of operating lease right-of-use assets	1,305,386	1,557,714	880,551
Inventory provision(reversal)	(438,949)	1,102,119	329,639
Deferred income taxes	129,760	(420,514)	(263,249)
Share-based compensation	129,690	1,847,926	971,200
Property and equipment written off	49,855
Changes in operating assets and liabilities:
Accounts receivables	3,184,915	(1,661,261)	(4,688,990)
Accounts receivable - related Parties	232,236	161,460	217,500
Inventories	5,197,234	(3,074,027)	(4,983,104)
Advance to suppliers	18,070,744	(17,985,535)	(3,335,276)
Advance to suppliers - related parties	(9,924,991)		590,738
Prepaid expenses and other current assets	241,799	263,847	(1,375,344)
Accounts payables	(2,413,634)	1,715,092	(776,146)
Accounts payables - related parties	(1,572,497)	(101,225)	2,234,057
Trade notes payable			(588,215)
Deferred revenue	(15,711,320)	16,928,087	401,233
Operating lease liabilities	(1,241,153)	(1,696,455)	(868,766)
Taxes payable	(41,673)	64,380	(982,105)
Accrued expenses and other liabilities	(295,922)	(135,591)	98,632
Net cash used in operating activities	(13,491,831)	(11,992,975)	(18,033,959)
Cash flows from investing activities:
Long-term investment in a noncontrolling entity	(25,473)		(4,650,150)
Purchase of fixed assets			(951,874)
Purchase of intangible assets	(4,864)	(677,702)	(426,370)
Purchase of equipment	(12,046)	(660,488)	(609,014)
Net cash used in investing activities	(42,383)	(1,338,190)	(6,637,408)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares		9,883,240
Net proceeds from the Initial Public Offering			25,685,364
Proceeds from short-term loans	425,731	2,530,929	2,635,085
Repayment of short-term loans	(2,412,477)	(2,530,929)
Proceeds from related party loans	353,761	55,529
Repayment of related party loans			(1,108,311)
Net cash provided by (used in) financing activities	(1,632,985)	9,938,769	27,212,138
Effect of exchange rate changes on cash and restricted cash	(300,622)	(1,139,229)	464,901
Net increase (decrease) in cash and restricted cash	(15,467,821)	(4,531,625)	3,005,672
Cash and restricted cash, beginning of year	16,718,102	21,249,727	18,244,055
Cash and restricted cash, end of year	1,250,281	16,718,102	21,249,727
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	1,250,281	13,718,102	18,249,737
Restricted cash		3,000,000	2,999,990
Total cash and restricted cash	1,250,281	16,718,102	21,249,727
Supplemental disclosure information:
Cash paid for income tax	2,719		988,445
Cash paid for interest	76,049	117,070	92,257
Supplemental non-cash activities:
Cash paid in prior year for purchase of fixed assets	93,153		123,384
Cash paid in prior year for purchase of intangible assets		88,198
Lease liabilities arising from obtaining right-of-use assets	$ 16,848	$ 34,090	$ 2,370,655